Long-term debt	12 Months Ended
Dec. 31, 2014
Long-term debt
24 Long-term debt
end of	2014	2013
Long-term debt (CHF million)
Senior	139,267	96,048
Subordinated	25,179	21,002
Non-recourse liabilities from consolidated VIEs	13,452	12,992
Long-term debt	177,898	130,042
of which reported at fair value	81,166	63,369
of which structured notes	50,469	34,815
Structured notes by product
end of	2014	2013
Structured notes (CHF million)
Equity	35,309	22,605
Fixed income	8,321	6,455
Credit	5,244	5,016
Other	1,595	739
Total structured notes	50,469	34,815
Total long-term debt is comprised of debt issuances managed by Treasury which do not contain derivative features (vanilla debt), as well as hybrid debt instruments with embedded >>>derivatives, which are issued as part of the Group’s structured product activities. Long-term debt includes both Swiss franc and foreign exchange denominated fixed and variable rate bonds.
The interest rate ranges presented in the table below are based on the contractual terms of the Group’s vanilla debt. Interest rate ranges for future coupon payments on structured products for which >>>fair value has been elected are not included in the table below as these coupons are dependent upon the embedded derivative and prevailing market conditions at the time each coupon is paid. In addition, the effects of derivatives used for hedging are not included in the interest rate ranges on the associated debt.
Long-term debt by maturities
end of			2015			2016			2017			2018			2019			Thereafter	Total
Group parent company (CHF million)
Subordinated debt
Fixed rate			31			0			0			290			0			4,609	4,930
Interest rates (range in %) [1]			8.5			–			–			6.0			–	6.3	–	7.5	–
Subtotal – Group parent company			31			0			0			290			0			4,609	4,930
Subsidiaries (CHF million)
Senior debt
Fixed rate			13,774			4,656			13,402			4,298			14,948			19,589	70,667
Variable rate			14,694			15,656			8,405			5,904			9,873			14,068	68,600
Interest rates (range in %) [1]	0.0	–	12.6	0.2	–	12.6	0.1	–	12.4	0.4	–	3.8	0.0	–	7.3	0.0	–	8.2	–
Subordinated debt
Fixed rate			417			0			175			10,055			0			9,297	19,944
Variable rate			76			0			50			0			179			0	305
Interest rates (range in %) [1]	0.6	–	10.3			–	0.9	–	7.0	0.1	–	13.2			0.3	0.1	–	8.5	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			442			84			16			0			0			154	696
Variable rate			201			110			141			0			46			12,258	12,756
Interest rates (range in %) [1]	0.0	–	13.2	0.0	–	5.4			4.0			–	0.0	–	3.0	0.0	–	10.8	–
Subtotal – Subsidiaries			29,604			20,506			22,189			20,257			25,046			55,366	172,968
Total long-term debt			29,635			20,506			22,189			20,547			25,046			59,975	177,898
of which structured notes			10,542			10,240			5,534			5,881			6,048			12,224	50,469
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity.
1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.
The Group and the Bank maintain a shelf registration statement with the US Securities and Exchange Commission (SEC), which allows them to issue, from time to time, senior and subordinated debt securities, warrants and related guarantees. The shelf registration statement also allows certain subsidiaries of the Group to issue exchangeable or convertible debt securities which are guaranteed by the Group and are exchangeable or convertible into ordinary shares of the Group.
> Refer to “Note 40 – Subsidiary guarantee information” for further information on the subsidiary guarantees.
The Group maintains a euro medium-term note program that allows it, certain finance subsidiaries (guaranteed by the Group) and the Bank to issue senior debt securities notes.
The Bank maintains a JPY 500 billion Samurai shelf registration statement that allows it to issue, from time to time, senior and subordinated debt securities.

Bank
Long-term debt
23 Long-term debt
end of	2014	2013
Long-term debt (CHF million)
Senior	135,196	91,384
Subordinated	24,299	22,365
Non-recourse liabilities from consolidated VIEs	13,452	12,992
Long-term debt	172,947	126,741
of which reported at fair value	80,260	62,462
of which structured notes	50,469	34,817
Structured notes by product
end of	2014	2013
Structured notes (CHF million)
Equity	35,309	22,607
Fixed income	8,321	6,455
Credit	5,244	5,016
Other	1,595	739
Total structured notes	50,469	34,817
Long-term debt by maturities
end of			2015			2016			2017			2018			2019			Thereafter	Total
Long-term debt (CHF million)
Senior debt
Fixed rate			13,298			4,130			12,846			3,944			14,600			17,780	66,598
Variable rate			14,694			15,656			8,404			5,904			9,873			14,067	68,598
Interest rates (range in %) [1]	0.0	–	12.6	0.2	–	12.6	0.1	–	12.4	0.4	–	3.8	0.0	–	7.3	0.0	–	8.2	–
Subordinated debt
Fixed rate			447			1			175			10,349			0			12,992	23,964
Variable rate			76			30			50			0			179			0	335
Interest rates (range in %) [1]	0.6	–	10.3			0.3	0.9	–	7.0	0.1	–	13.2			0.3	0.1	–	8.5	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			442			84			16			0			0			154	696
Variable rate			201			110			141			0			46			12,258	12,756
Interest rates (range in %) [1]	0.0	–	13.2	0.0	–	5.4			4.0			–	0.0	–	3.0	0.0	–	10.8	–
Total long-term debt			29,158			20,011			21,632			20,197			24,698			57,251	172,947
of which structured notes			10,542			10,240			5,534			5,881			6,048			12,224	50,469
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity.
1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.
> Refer to “Note 24 – Long-term debt” in V – Consolidated financial statements – Credit Suisse Group for further information.